Other financial liabilities (Details) $ in Thousands	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 412,876,856	$ 233,556,029
Other current financial liabilities	69,129,474	63,528,631
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	88,151,400	99,749,082	$ 99,749,082
Other current financial liabilities	37,754,705	42,447,438
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	324,725,456	133,806,947
Other current financial liabilities	7,691,023	6,744,739
Derivative not designated as hedges [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0	0
Other current financial liabilities	4,243,939	240,394
Derivative designated as hedges [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0	0
Other current financial liabilities	5,323,640	805,306
Deposits for return of bottles and containers [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0	0
Other current financial liabilities	$ 14,116,167	$ 13,290,754